PORTFOLIO OF INVESTMENTS – as of June 30, 2022 (Unaudited)

Loomis Sayles Small Cap Value Fund

Shares	Description	Value (†)

Common Stocks – 98.2% of Net Assets

	Auto Components – 1.2%
226,887	Dana, Inc.	$3,192,300
19,789	LCI Industries	2,213,993

		5,406,293

	Banks – 14.9%
129,878	Ameris Bancorp	5,218,498
131,546	Atlantic Union Bankshares Corp.	4,462,040
188,888	Cadence Bank	4,435,090
196,703	CVB Financial Corp.	4,880,201
236,839	Home BancShares, Inc.	4,919,146
138,197	Meta Financial Group, Inc.	5,344,078
285,195	OceanFirst Financial Corp.	5,455,780
68,791	Pinnacle Financial Partners, Inc.	4,974,277
92,508	Popular, Inc.	7,116,641
56,181	Prosperity Bancshares, Inc.	3,835,477
50,065	SouthState Corp.	3,862,515
88,124	Triumph Bancorp, Inc.(a)	5,513,038
84,602	Wintrust Financial Corp.	6,780,850

		66,797,631

	Biotechnology – 1.2%
23,126	United Therapeutics Corp.(a)	5,449,411

	Building Products – 2.3%
272,349	Janus International Group, Inc.(a)	2,459,312
166,607	Quanex Building Products Corp.	3,790,309
60,743	UFP Industries, Inc.	4,139,028

		10,388,649

	Capital Markets – 0.8%
64,429	Stifel Financial Corp.	3,609,313

	Chemicals – 3.6%
21,203	Ashland Global Holdings, Inc.	2,184,969
71,571	Cabot Corp.	4,565,514
42,886	Ingevity Corp.(a)	2,707,822
25,106	Scotts Miracle-Gro Co. (The)	1,983,123
159,299	Valvoline, Inc.	4,592,590

		16,034,018

	Commercial Services & Supplies – 2.1%
55,775	Clean Harbors, Inc.(a)	4,889,794
83,923	IAA, Inc.(a)	2,750,157
41,538	VSE Corp.	1,560,998

		9,200,949

	Communications Equipment – 1.0%
353,290	Viavi Solutions, Inc.(a)	4,674,027

Shares	Description	Value (†)

Common Stocks – continued

	Construction & Engineering – 3.5%
83,319	AECOM	$5,434,065
101,112	Arcosa, Inc.	4,694,630
198,567	MDU Resources Group, Inc.	5,359,324

		15,488,019

	Diversified Financial Services – 0.6%
140,900	Cannae Holdings, Inc.(a)	2,725,006

	Electric Utilities – 0.8%
64,183	ALLETE, Inc.	3,772,677

	Electrical Equipment – 0.8%
41,946	Atkore, Inc.(a)	3,481,937

	Electronic Equipment, Instruments & Components – 5.8%
36,066	Advanced Energy Industries, Inc.	2,632,097
134,809	Kimball Electronics, Inc.(a)	2,709,661
11,989	Littelfuse, Inc.	3,045,685
130,545	Methode Electronics, Inc.	4,835,387
41,231	TD SYNNEX Corp.	3,756,144
299,157	TTM Technologies, Inc.(a)	3,739,462
237,629	Vontier Corp.	5,463,091

		26,181,527

	Energy Equipment & Services – 1.5%
328,115	ChampionX Corp.	6,513,083

	Entertainment – 0.5%
100,530	Liberty Media Corp.-Liberty Braves, Class C(a)	2,412,720

	Food & Staples Retailing – 0.7%
91,252	Andersons, Inc. (The)	3,010,403

	Food Products – 1.6%
15,756	J&J Snack Foods Corp.	2,200,483
127,617	Nomad Foods Ltd.(a)	2,551,064
399,751	Whole Earth Brands, Inc.(a)	2,478,456

		7,230,003

	Health Care Equipment & Supplies – 3.8%
29,129	CONMED Corp.	2,789,393
51,732	Embecta Corp.(a)	1,309,854
117,572	Inmode Ltd.(a)	2,634,789
110,125	Lantheus Holdings, Inc.(a)	7,271,554
39,148	UFP Technologies, Inc.(a)	3,115,006

		17,120,596

	Health Care Providers & Services – 1.6%
29,900	AMN Healthcare Services, Inc.(a)	3,280,329
146,724	Option Care Health, Inc.(a)	4,077,460

		7,357,789

Shares	Description	Value (†)

Common Stocks – continued

	Health Care Technology – 1.0%
300,300	Allscripts Healthcare Solutions, Inc.(a)	$4,453,449

	Hotels, Restaurants & Leisure – 1.7%
20,127	Churchill Downs, Inc.	3,854,924
33,422	Marriott Vacations Worldwide Corp.	3,883,637

		7,738,561

	Household Durables – 1.7%
114,582	KB Home	3,261,004
88,991	Skyline Champion Corp.(a)	4,219,953

		7,480,957

	Household Products – 1.0%
56,934	Spectrum Brands Holdings, Inc.	4,669,727

	Independent Power & Renewable Electricity Producers – 1.0%
59,904	NextEra Energy Partners LP	4,442,481

	Insurance – 1.4%
100,002	Employers Holdings, Inc.	4,189,084
42,666	First American Financial Corp.	2,257,884

		6,446,968

	Interactive Media & Services – 0.4%
100,018	TripAdvisor, Inc.(a)	1,780,320

	IT Services – 4.3%
35,131	Concentrix Corp.	4,765,169
69,274	CSG Systems International, Inc.	4,134,272
30,462	Euronet Worldwide, Inc.(a)	3,064,173
170,242	International Money Express, Inc.(a)	3,484,854
196,076	Unisys Corp.(a)	2,358,794
8,986	WEX, Inc.(a)	1,397,862

		19,205,124

	Leisure Products – 0.9%
59,611	Brunswick Corp.	3,897,367

	Life Sciences Tools & Services – 1.0%
20,916	Charles River Laboratories International, Inc.(a)	4,475,397

	Machinery – 4.8%
54,946	Albany International Corp., Class A	4,329,195
104,615	Altra Industrial Motion Corp.	3,687,679
127,292	Columbus McKinnon Corp.	3,611,274
35,447	Kadant, Inc.	6,463,761
98,851	Miller Industries, Inc.	2,240,952
96,291	Wabash National Corp.	1,307,632

		21,640,493

	Marine – 1.2%
270,164	Genco Shipping & Trading Ltd.	5,219,568

Shares	Description	Value (†)

Common Stocks – continued

	Media – 2.2%
195,377	Gray Television, Inc.	$3,299,918
54,939	John Wiley & Sons, Inc., Class A	2,623,887
58,583	Scholastic Corp.	2,107,230
77,534	Thryv Holdings, Inc.(a)	1,735,986

		9,767,021

	Metals & Mining – 1.1%
182,272	Arconic Corp.(a)	5,112,730

	Multi-Utilities – 0.7%
56,724	NorthWestern Corp.	3,342,745

	Oil, Gas & Consumable Fuels – 5.0%
200,840	Antero Resources Corp.(a)	6,155,746
103,304	California Resources Corp.	3,977,204
110,430	EQT Corp.	3,798,792
39,793	Laredo Petroleum, Inc.(a)	2,743,329
226,665	Northern Oil & Gas, Inc.	5,725,558

		22,400,629

	Personal Products – 0.5%
98,803	BellRing Brands, Inc.(a)	2,459,207

	Pharmaceuticals – 1.9%
28,017	Jazz Pharmaceuticals PLC(a)	4,370,932
143,616	Supernus Pharmaceuticals, Inc.(a)	4,153,375

		8,524,307

	Professional Services – 3.5%
46,263	Insperity, Inc.	4,618,435
97,156	Korn Ferry	5,636,991
59,404	Science Applications International Corp.	5,530,513

		15,785,939

	REITs - Diversified – 0.8%
81,706	PotlatchDeltic Corp.	3,610,588

	REITs - Single Tenant – 1.0%
63,454	Agree Realty Corp.	4,576,937

	REITs - Storage – 0.8%
87,263	CubeSmart	3,727,875

	REITs - Warehouse/Industrials – 1.5%
53,339	Rexford Industrial Realty, Inc.	3,071,793
121,515	STAG Industrial, Inc.	3,752,383

		6,824,176

	Semiconductors & Semiconductor Equipment – 2.1%
248,220	Rambus, Inc.(a)	5,334,248
85,553	Tower Semiconductor Ltd.(a)	3,950,837

		9,285,085

Shares	Description	Value (†)

Common Stocks – continued

	Specialty Retail – 0.6%
142,153	Urban Outfitters, Inc.(a)	$2,652,575

	Technology Hardware, Storage & Peripherals – 0.8%
85,352	Super Micro Computer, Inc.(a)	3,443,953

	Textiles, Apparel & Luxury Goods – 0.7%
65,667	Crocs, Inc.(a)	3,196,013

	Thrifts & Mortgage Finance – 1.7%
37,297	Federal Agricultural Mortgage Corp., Class C	3,642,052
94,150	WSFS Financial Corp.	3,774,474

		7,416,526

	Trading Companies & Distributors – 3.4%
192,103	Alta Equipment Group, Inc.(a)	1,723,164
193,506	Custom Truck One Source, Inc.(a)	1,083,634
75,361	Herc Holdings, Inc.	6,793,794
51,617	McGrath RentCorp	3,922,892
158,689	MRC Global, Inc.(a)	1,580,542

		15,104,026

	Water Utilities – 0.4%
187,333	Pure Cycle Corp.(a)	1,974,490

	Wireless Telecommunication Services – 0.8%
119,229	United States Cellular Corp.(a)	3,452,872

	Total Common Stocks (Identified Cost $357,139,649)	440,962,157

Principal Amount
Short-Term Investments – 2.0%
$8,771,129	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2022 at 0.350% to be repurchased at $8,771,214 on 7/01/2022 collateralized by $8,906,200 U.S. Treasury Note, 3.250% due 6/30/2027 valued at $8,946,554 including accrued interest(b) (Identified Cost $8,771,129)	8,771,129

	Total Investments – 100.2% (Identified Cost $365,910,778)	449,733,286
	Other assets less liabilities – (0.2)%	(706,850)

	Net Assets – 100.0%	$449,026,436

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$440,962,157	$—	$—	$440,962,157
Short-Term Investments	—	8,771,129	—	8,771,129

Total	$440,962,157	$8,771,129	$—	$449,733,286

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at June 30, 2022 (Unaudited)

Banks	14.9%
Electronic Equipment, Instruments & Components	5.8
Oil, Gas & Consumable Fuels	5.0
Machinery	4.8
IT Services	4.3
Health Care Equipment & Supplies	3.8
Chemicals	3.6
Professional Services	3.5
Construction & Engineering	3.5
Trading Companies & Distributors	3.4
Building Products	2.3
Media	2.2
Semiconductors & Semiconductor Equipment	2.1
Commercial Services & Supplies	2.1
Other Investments, less than 2% each	36.9
Short-Term Investments	2.0

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%